Catalyst Macro Strategy Fund

a series of

Mutual Fund Series Trust

Incorporated herein by reference is the supplement for Catalyst Macro Strategy Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 13, 2014 (SEC Accession No. 0001162044-14-001388).